17. Accrued liabilities (Tables)	12 Months Ended
Dec. 31, 2018
Payables and Accruals [Abstract]
Schedule of accrued liabilities

Accrued liabilities are as follows:

	December 31, 2018	December 31, 2017
Tax penalty payable (a)	$9,670	$9,670
Other payable	4,556	4,396
Other tax payables	774	1,138
Accrued expense	1,323	800
Other accrual and payables	172	3,856
Total accrued liabilities	$16,495	$19,860